[Graphic Omitted]

THE LIBERTY FUND

Semiannual Report
  April 30, 2001

--------------------------------------------------------------------------------
PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

[Photo of Stephen E. Gibson]

Dear Shareholders:

In the difficult market environment of the last six months, the stock and bond markets continued to be very volatile. After the Federal Reserve's third reduction in interest rates in March, stocks began to rally. This rally was reinforced by the fourth rate cut in the beginning of April. Investors continued to adjust to a slowing economy by shifting out of growth stocks and into more defensive issues with reliable earnings histories. The rotation out of technology shares was painful for many. Also, we saw selloffs in the bond market after the third rate cut as bond investors were anticipating a firmer economy later this year. The performance of The Liberty Fund was no exception, as it outperformed the overall stock market for the six-month period. Funds that invest across multiple asset classes may reduce the level of risk in an investor's portfolio in a changing environment.

It has been my experience that the markets tend to be more volatile during periods of transition. I expect this unevenness to continue for the next six months as investors seek to realign their portfolios for the slower growth environment. For those of you seeking less volatility than what the stock market has displayed, I believe that this fund was a good place to invest.

Your fund's portfolio managers continue to look for attractive opportunities across fixed income, domestic and foreign equity markets. A report detailing their strategy over the last six months follows this letter.

Sincerely,

/s/ Stephen E. Gibson

Stephen E. Gibson
President
June 15, 2001

  PERFORMANCE HIGHLIGHTS
  NET ASSET VALUE PER SHARE as of 4/30/01 ($)
        Class A                                                     8.35
        Class B                                                     8.34
        Class C                                                     8.32
        Class Z                                                     8.82
  DISTRIBUTIONS DECLARED PER SHARE
        11/1/00 - 4/30/01 ($)
        Class A                                                     1.10
        Class B                                                     1.07
        Class C                                                     1.07
        Class Z                                                     1.11

  Past performance cannot predict future investment results.
  Returns and value of an investment will vary, resulting in a gain or a loss on sale. All results shown assume reinvestment of distributions.

There can be no assurance that the trends described in this report will continue or come to pass because economic and market conditions change frequently.

                                                --------------------------------
                                                |  Not FDIC |  May Lose Value  |
                                                |  Insured  |------------------
                                                |           | No Bank Guarantee|
                                                --------------------------------

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

[MOUNTAIN CHART]

"4/91"    10              9.425         10             10             10
"4/92"    11.716         11.042         11.1           11.524         11.399
"4/93"    13.204         12.445         12.573         12.72          12.451
"4/94"    14.146         13.333         12.678         13.431         13.115
"4/95"    15.574         14.679         13.606         15.593         15.399
"4/96"    19.215         18.11          14.781         20.467         20.045
"4/97"    21.781         20.529         15.828         25.039         25.077
"4/98"    29.074         27.402         17.555         35.587         35.371
"4/99"    30.626         28.865         18.655         42.814         43.086
"4/00"    33.314         31.399         18.887         48.148         47.443
"4/01"    30.747         28.979         21.228         41.572         41.294

Value of a $10,000 investment
4/30/91 - 4/30/01

 VALUE OF A $10,000 INVESTMENT IN ALL
 SHARE CLASSES, 4/30/91 - 4/30/01 ($)

                                                               without   with
                                                                sales   sales
                                                               charge   charge
--------------------------------------------------------------------------------
Class A                                                        30,747   28,979
--------------------------------------------------------------------------------
Class B                                                        28,699   28,699
--------------------------------------------------------------------------------
Class C                                                        29,885   29,886
--------------------------------------------------------------------------------
Class Z                                                        32,525   32,525

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance does not guarantee future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. The S&P 500 Index tracks the performance of 500 large-capitalization US stocks. The Russell 1000 Index is an unmanaged index that tracks the performance of large capitalization stocks traded on the New York Stock Exchange, the American Stock Exchange, and the Nasdaq. The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year to final maturity. Unlike the fund, indices are not investments, do not incur fees or expenses, and are not professionally managed. Securities in the fund may not match those in an index. It is not possible to invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN AS OF 4/30/01 (%)

Share class                               A                     B                   C            Z
Inception date                         4/30/82               5/5/92              8/1/97       7/31/95
------------------------------------------------------------------------------------------------------
                                    without        with  without      with    without    with  without
                                      sales       sales    sales     sales      sales   sales    sales
                                     charge      charge   charge    charge     charge  charge   charge
------------------------------------------------------------------------------------------------------
6-month (cumulative)                  -8.40      -13.66    -8.66    -12.74      -8.78   -9.59    -8.26
------------------------------------------------------------------------------------------------------
1-year                                -7.68      -12.99    -8.26    -12.33      -8.38   -9.19    -7.42
------------------------------------------------------------------------------------------------------
5-year                                 9.86        8.57     9.05      8.79       9.24    9.24    11.05
------------------------------------------------------------------------------------------------------
10-year                               11.89       11.23    11.12     11.12      11.57   11.57    12.52

AVERAGE ANNUAL TOTAL RETURN AS OF 3/31/01 (%)

Share class                               A                     B                   C            Z
------------------------------------------------------------------------------------------------------
                                    without        with  without      with    without    with  without
                                      sales       sales    sales     sales      sales   sales    sales
                                     charge      charge   charge    charge     charge  charge   charge
------------------------------------------------------------------------------------------------------
6-month (cumulative)                 -12.15      -17.20   -12.49    -16.40     -12.62  -13.40   -12.13
------------------------------------------------------------------------------------------------------
1-year                               -12.49      -17.52   -13.13    -16.98     -13.25  -14.02   -12.30
------------------------------------------------------------------------------------------------------
5-year                                 9.34        8.05     8.52      8.27       8.72    8.72    10.49
------------------------------------------------------------------------------------------------------
10-year                               11.58       10.92    10.81     10.81      11.26   11.26    12.19

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year - 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

Class B, C and Z share performance information includes returns for the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A and the newer class shares. Had the expense differential been reflected, the returns for the funds prior to the inception of the class B and C shares would have been lower.

   TOP FIVE EQUITY HOLDINGS AS OF 4/30/01 (%)

   AOL TIME WARNER                                                      1.9
   CITIGROUP                                                            1.7
   EXXON MOBIL CORPORATION                                              1.7
   AMERICAN INTERNATIONAL GROUP                                         1.7
   MICROSOFT                                                            1.6

   PORTFOLIO HOLDINGS ARE CALCULATED AS A PERCENTAGE OF TOTAL NET ASSETS. SINCE THE FUND IS ACTIVELY MANAGED, THERE CAN BE NO GUARANTEE THE FUND WILL CONTINUE TO MAINTAIN THE SAME PORTFOLIO HOLDINGS IN THE FUTURE.

   ASSET ALLOCATION AS OF 4/30/01 (%)

   COMMON STOCK                                                        62.3
   GOVERNMENT BONDS & AGENCIES                                         19.7
   CORPORATE BONDS                                                     13.5
   CASH, EQUIVALENT AND OTHER                                           2.3
   FOREIGN GOVERNMENT & AGENCY BONDS                                    2.2

   BOUGHT
   ------------------------------------------------------------------------

   AT&T CORPORATION (1.0% OF NET ASSETS) PROVIDES A VARIETY OF TELECOMMUNICATIONS SERVICES INCLUDING CABLE, DOMESTIC AND INTERNATIONAL LONG DISTANCE, REGIONAL AND LOCAL WIRELESS COMMUNICATIONS, AND NETWORKING SERVICES. ITS CUSTOMER BASE RUNS FROM PRIVATE INDIVIDUALS TO LARGE MULTINATIONAL COMPANIES. THE COMPANY'S FOUR MAIN BUSINESS UNITS ARE MOVING TOWARD BECOMING SEPARATELY TRADED COMPANIES. WE SEE GOOD GROWTH POTENTIAL IN AT&T A COMPANY WHERE THE VALUATION OF ITS PARTS IS GREATER THAN THE WHOLE.

   SOLD
   ------------------------------------------------------------------------
   MCDONALD'S CORPORATION IS THE WORLD'S NUMBER ONE FAST-FOOD CHAIN. ITS BRANDS INCLUDE BOSTON MARKET AND DONATO'S PIZZA. HOWEVER, WITH THE OUTBREAK OF MAD-COW DISEASE IN EUROPE (AND THE POTENTIAL THREAT OF ITS SPREADING TO THE UNITED STATES) AND A RE-EVALUATION OF THE COMPANY'S FUNDAMENTALS, WE BELIEVE THAT GROWTH IS LIMITED FOR THIS NON-DIVERSIFIED COMPANY. WE FOUND BETTER OPPORTUNITIES FOR POTENTIAL GROWTH AND REWARD IN OTHER EQUITY SECURITIES.

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

FUND OUTPERFORMS MARKET IN A DIFFICULT ECONOMIC ENVIRONMENT
In an environment of weakening economic growth and a downward spiral for several sectors of the equity market, The Liberty Fund outperformed the market as measured by the S&P 500, the fund's primary benchmark. The fund's class A shares returned a negative 8.40% (without sales charge) during the six-month period that ended April 30, 2001, while the S&P 500 declined 12.06%. The fund also outperformed the negative 13.14% return of the Russell 1000, the fund's previous benchmark. We are now using the S&P 500 Index as the fund's primary benchmark. We believe this index is more consistent with our investment style. The Russell 1000 is an index that is rebalanced once a year, causing moderate shifts in sector and industry weightings. Since the S&P 500 does not experience this one-time yearly rebalance, we have a more consistent foundation by which to benchmark and evaluate fund performance.

An overall good showing from the bond markets bolstered the fund's performance. The Lehman Aggregate Bond Index, another benchmark for the fund, returned 6.22%. Since we had anticipated a better climate for fixed-income securities -- one in which interest rates were declining -- we employed two strategies this period. Initially, we increased duration. Subsequently, we shifted a portion of the fund out of Treasuries and into corporate bonds as the yields on corporates were becoming more competitive than those on Treasuries. Our Treasury holdings performed well and the shift to more corporate bonds has benefited the fund on a relative basis.

Although fund performance was better than the S&P 500, the fund did not perform as well as many of its peers. The return for the Morningstar(R) Domestic Hybrid Category(1) declined 2.76%. Compared to the average of its peers, the fund was overweight in technology, even though we had sold and scaled down many holdings during the past twelve months. In previous years, this overweight position contributed positively to fund performance.

A MERGER BROADENS THE FUND PORTFOLIO
Earlier this year, shareholders of the Liberty Strategic Balanced Fund approved the merger into The Liberty Fund. One of the goals of the merger was to infuse greater diversification within The Liberty Fund. We have incorporated high yield bonds and non-US fixed-income securities denominated in foreign currency into our investment strategy. We have increased foreign holdings in the portfolio to approximately 10% of the fund's net assets. The fund's foreign equity holdings are managed by Nordea Investment Mangement (Nordea), a sub-advisor to the fund. Since 1994, Nordea has managed and advised mutual funds. It is the asset management division of one of Scandinavia's leading financial institutions. We chose Nordea because it offers US investors a unique perspective on market opportunities worldwide.

We are also broadening our fixed-income holdings to include mortgages, agency and other high quality bonds. We believe that these moves, while allowing shareholders to participate in securities that have historically not been part of the fund's investment portfolio, may reduce the risk to the fund overall. As of April 30, 2001, the asset allocation for The Liberty Fund was 62.3% common stock, 19.7% government bond and agencies, 13.5% corporate bonds, 2.2% foreign government and agency bonds, and 2.3% cash and other.

A SLIGHT SHIFT TOWARD VALUE
During this reporting period, we bought General Dynamics Corporation (0.3% of net assets) and Raytheon Company (0.5% of net assets); both are value names. With a new presidential administration at the helm, we felt that there might be an increase in the level of defense spending. General Dynamics has an outstanding management and product line. Raytheon provides many of the electronic products and services that are critical to a number of systems.

We also established a position in Philip Morris Companies, Inc. (0.3% of net assets). This is a value name within the consumer staples sector. In the United States, two of its subsidiaries are the largest companies in their industries: Philip Morris Incorporated (tobacco) and Kraft Foods, Inc. (food). Another subsidiary, Miller Brewing Company, is the second-largest brewer in the United States. Besides its position in several markets, we were also attracted to the company's dividend yield, which was at 4% at the end of this six-month period.

TOUGH DAYS AHEAD
While we believe the overall US economy may skirt a recession, certain industries and sectors may either experience a recession, or feel as if they were in one. We think corporate profitability should continue to be very challenging over the next six to twelve months. A number of companies may continue to miss their earnings projections. The Federal Reserve Board may further reduce its short-term interest rates in an effort to stimulate growth. Additional rate reductions may provide support to the consumer, the housing and automobile industries and, eventually, the capital-investing sector, which includes technology.

------------
(1)(C)2001 by Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933.

During the difficult months ahead, we will continue to hold to our investment strategy of a broadly diversified portfolio consisting of fixed-income and US as well as non-US equity securities. We will also continue to make moderate adjustments to the portfolio based on our evaluation and reevaluation of the market and of our investment securities.

/s/ Harvey B. Hirschhorn               /s/ Richard C. Petrino
/s/ Scott B. Schermerhorn              /s/ Scott B. Richards
/s/ Michael T. Kennedy                 /s/ Laura A. Ostrander

HARVEY B. HIRSCHHORN, SCOTT B. SCHERMERHORN and RICHARD C. PETRINO manage the equity portion of the fund. In 1973, Mr. Hirschhorn joined Stein Roe & Farnham Incorporated (Stein Roe), an affiliate of Liberty Funds (Liberty). He is the lead portfolio manager of The Liberty Fund and co-manages other funds within the Liberty family of funds. Mr. Schermerhorn joined Liberty in 1998. Prior to that, he was the head of the value team at Federated Investors. With Mr. Hirschhorn, he manages Liberty's Value Investments Unit. Mr. Petrino joined Liberty in 1994 and has served as an associate portfolio manager for several funds. Prior to joining Liberty, Mr. Petrino was an engineer in Prime Computer's Research and Development facility.

MICHAEL T. KENNEDY, SCOTT B. RICHARDS and LAURA A. OSTRANDER manage the fund's fixed-income holdings. Mr. Kennedy joined Stein Roe in 1987 and co-manages a number of fixed-income funds. Mr. Richards has over 15 years of money management experience. He is the lead manager of Liberty's high-yield bond portfolios. Ms. Ostrander, like Mr. Richards, has over 15 years of money management experience. She either manages or co-manages a number of Liberty's fixed-income funds. Prior to joining Liberty in 1996, she was fixed-income portfolio manager with American Express Financial Advisors.

NORDEA INVESTMENT MANAGEMENT is a direct, wholly-owned subsidiary of Unibank A/S, one of Scandinavia's leading financial institutions. Its investment decisions for the fund are made by an investment team.

On January 1, 2001, Michael T. Kennedy, Scott B. Richards and Laura A. Ostrander assumed the responsibility of managing the fixed-income portion of The Liberty Fund. Mr. Kennedy will manage the investment grade bonds while Mr. Richards and Ms. Ostrander will respectively manage the non-investment grade bonds and the foreign fixed-income securities.

Investing in stocks and bonds involves certain risks, including price fluctuations caused by economic and business developments and changes in interest rates. There are also specific risks involved when investing in foreign stocks, such as currency exchange rate fluctuations, economic change, instability of emerging countries and political developments.

--------------------------------------------------------------------------------
EQUITY SECTOR BREAKDOWN AS OF 4/30/01 (%)
--------------------------------------------------------------------------------

[PIE CHART]

[ ]Technology:       21.1       [ ]Communication services:     7.4
[ ]Financials:       17.2       [ ]Consumer cyclical:          7.3
[ ]Health care:      12.9       [ ]Energy:                     7.1
[ ]Consumer staples: 10.7       [ ]Utilities:                  5.8
[ ]Capital goods:     8.5       [ ]Basic materials:            2.0

 Sector breakdowns are calculated as a percentage of equity market value. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same portfolio holdings and sector breakdowns in the future.

 Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) as published by the US Office of Management and Budget. The sector classifications used on this page are based upon the advisor's defined criteria as used in the investment process.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------

April 30, 2001 (Unaudited)


COMMON STOCKS - 62.3%                                                SHARES        VALUE
-----------------------------------------------------------------------------------------
CONSTRUCTION - 0.1%
BUILDING CONSTRUCTION
Mitsui Fudosan Co.                                                  144,000  $  1,426,838
                                                                             ------------
-----------------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 12.8%
DEPOSITORY INSTITUTIONS - 3.4%
DBS Bank Ltd.                                                       113,000       986,385
First Union Corp. (a)                                                     1            30
FleetBoston Financial Corp.                                         247,700     9,504,249
Forenings Sparbanken AB                                             129,600     1,536,084
J.P. Morgan Chase & Co.                                             220,300    10,569,994
Lloyds TSB Group PLC                                                429,700     4,466,307
MBNA Corp.                                                           75,500     2,691,575
State Street Corp.                                                   23,900     2,480,342
Sumitomo Bank                                                       194,000     1,810,855
UBS AG                                                               26,000     3,956,880
UFJ Holdings, Inc. (a)                                                  239     1,718,604
UniCredito Italiano Spa                                             610,500     2,869,472
Wells Fargo & Co.                                                   101,100     4,748,667
                                                                             ------------
                                                                               47,339,444
                                                                             ------------
FINANCIAL SERVICES - 0.0%
The Goldman Sachs Group, Inc.                                         5,000       455,500
                                                                             ------------
HOLDINGS & OTHER INVESTMENT OFFICES - 0.2%
Fortis (B)                                                           82,000     2,110,475
Volkswagen AG (a)                                                    42,000     1,284,124
                                                                             ------------
                                                                                3,394,599
                                                                             ------------
HOLDING COMPANIES - 0.1%
Cie Financiere Richemont AG Class A Unit                                480     1,189,831
                                                                             ------------
INSURANCE CARRIERS - 6.3%
Aetna Life and Casualty Co. (a)                                     338,700     9,547,953
Aleanza Assicurazioni                                               153,000     1,941,218
Ambac Financial Group, Inc.                                         103,150     5,550,502
American International Group, Inc.                                  290,809    23,788,176
Citigroup, Inc.                                                     491,599    24,162,091
HCA-The Healthcare Corp.                                            175,300     6,784,110
International Nederlanden Groep                                      52,300     3,572,659
Marsh & McLennan Companies, Inc.                                     42,200     4,069,768
MGIC Investment Corp.                                                49,100     3,191,009
San Paolo - IMI Spa                                                 185,500     2,586,357
Skandia Forsakrings AB                                              241,000     2,621,354
                                                                             ------------
                                                                               87,815,197
                                                                             ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 0.9%
Capital One Financial Corp.                                          11,000       691,460
Fannie Mae                                                           79,000     6,340,540
Freddie Mac                                                          81,800     5,382,440
                                                                             ------------
                                                                               12,414,440
                                                                             ------------
REAL ESTATE INVESTMENT TRUSTS - 0.7%
Equity Residential Properties Trust                                  62,200     3,264,878
Simon Property Group, Inc.                                          220,000     5,823,400
                                                                             ------------
                                                                                9,088,278
                                                                             ------------
SECURITY BROKERS & DEALERS - 1.2%
Lehman Brothers Holdings, Inc.                                       79,200     5,761,800
Merrill Lynch & Co., Inc.                                            52,000     3,208,400
Morgan Stanley Dean Witter & Co.                                     86,700     5,443,893
Nomura Securities Company Ltd.                                      127,000     2,681,145
                                                                             ------------
                                                                               17,095,238
                                                                             ------------
-----------------------------------------------------------------------------------------
MANUFACTURING - 27.4%
CHEMICALS & ALLIED PRODUCTS - 8.0%
Amdocs Ltd. (a)                                                      71,100     4,187,790
Amgen, Inc.                                                         165,200    10,100,328
Aventis S.A.                                                         43,940     3,404,416
Bristol-Myers Squibb Co.                                            276,700    15,495,200
E.I. DuPont De Nemours & Co.                                        150,996     6,823,509
Eli Lilly & Co.                                                      45,100     3,833,500
GlaxoSmithKline PLC                                                  85,000     2,251,893
Johnson & Johnson                                                   146,900    14,172,912
Merck & Co., Inc.                                                   215,900    16,401,923
Novo Nordisk A/S Class B                                             58,500     2,225,789
Pfizer, Inc.                                                        425,200    18,411,160
Procter & Gamble Co.                                                175,900    10,562,795
Roche Holding AG                                                        190     1,364,732
Schering-Plough Corp.                                                28,000     1,079,120
Shin-Etsu Chemical Co., Ltd.                                         22,000       882,633
                                                                             ------------
                                                                              111,197,700
                                                                             ------------
COMMUNICATIONS EQUIPMENT - 1.6%
Corning, Inc.                                                       162,200     3,563,534
EchoStar Communications Corp. Class A (a)                           150,000     4,494,000
Exodus Communications, Inc. (a)                                     225,200     2,161,920
JDS Uniphase Corp. (a)                                                4,000        85,520
Nokia Oyj, ADR                                                       14,500       495,755
Philips Electronics N.V.                                            120,699     3,546,755
Sony Corp.                                                           41,000     3,064,304
Tellabs, Inc. (a)                                                   133,400     4,683,674
                                                                             ------------
                                                                               22,095,462
                                                                             ------------
ELECTRICAL INDUSTRIAL EQUIPMENT - 1.3%
General Electric Co.                                                368,500    17,883,305
                                                                             ------------
ELECTRONIC & ELECTRICAL EQUIPMENT - 0.4%
ARM Holdings PLC (a)                                                100,000       549,169
Flextronics International Ltd. (a)                                   78,000     2,097,420
Siemens AG                                                           32,700     2,415,148
                                                                             ------------
                                                                                5,061,737
                                                                             ------------
ELECTRONIC COMPONENTS - 2.0%
Alcatel                                                              28,000       911,995
Intel Corp.                                                         665,400    20,567,514
Jabil Circuit, Inc.                                                  71,500     2,076,360
Murata Manufacturing Co., Ltd.                                       14,000     1,176,575
Texas Instruments, Inc.                                              75,600     2,925,720
Ushio, Inc.                                                          63,000       978,913
                                                                             ------------
                                                                               28,637,077
                                                                             ------------
FABRICATED METAL - 0.1%
CNP Assurances (a)                                                   57,500     1,854,986
                                                                             ------------

FOOD & KINDRED PRODUCTS - 2.0%
Anheuser Busch Cos., Inc.                                           218,600     8,741,814
Cadbury Schweppes PLC                                               264,800     1,624,900
Chubb PLC                                                           669,000     1,579,057
General Mills, Inc.                                                 100,000     3,941,000
Nestle AG
Registered Shares                                                     1,450     3,002,479
PepsiCo, Inc.                                                       112,800     4,941,768
Philip Morris Companies, Inc.                                        79,000     3,958,690
                                                                             ------------
                                                                               27,789,708
                                                                             ------------
MACHINERY & COMPUTER EQUIPMENT - 3.3%
Applied Materials, Inc.                                             116,700     6,371,820
Canon, Inc.                                                          40,000     1,569,198
Cisco Systems, Inc.                                                 764,200    12,976,116
Deere & Co.                                                         166,600     6,842,262
Dell Computer Corp. (a)                                              93,000     2,444,970
EMC Corp.                                                           316,100    12,517,560
Invensys PLC                                                        693,000     1,457,988
McData Corp., Class A                                                10,683       243,893
NEC Corp.                                                           128,000     2,334,708
                                                                             ------------
                                                                               46,758,515
                                                                             ------------
MEASURING & ANALYZING INSTRUMENTS - 1.6%
Agilent Technologies, Inc.                                            4,195       163,647
Essilor International SA                                              8,000     2,293,300
Honeywell International, Inc.                                       156,500     7,649,720
Hoya Corp.                                                           20,000     1,310,361
Medtronic, Inc.                                                       9,000       401,400
Raytheon Co. Class B                                                212,400     6,272,172
Teradyne, Inc.                                                      101,500     4,009,250
                                                                             ------------
                                                                               22,099,850
                                                                             ------------
MISCELLANEOUS MANUFACTURING - 0.9%
Tyco International Ltd.                                             231,350    12,347,150
                                                                             ------------
PAPER PRODUCTS - 1.4%
International Paper Co.                                             184,400     7,224,792
Kimberly Clark Corp.                                                103,000     6,118,200
TNT Post Group NV                                                    86,900     2,047,636
Vivendi Universal SA                                                 55,700     3,858,304
                                                                             ------------
                                                                               19,248,932
                                                                             ------------
PETROLEUM REFINING - 3.0%
Amerada Hess Corp.                                                   65,900     5,766,250
Chevron Corp.                                                        36,700     3,543,752
Compagnie Francaise de Petroleum Total                               32,000     4,771,200
Exxon Mobil Corp.                                                   269,784    23,902,862
Shell Transport & Trading Co. PLC                                   478,420     3,996,778
                                                                             ------------
                                                                               41,980,842
                                                                             ------------
PRIMARY METAL - 0.0%
Nucor Corp.                                                          11,000       558,030
                                                                             ------------
RUBBER & PLASTIC - 0.0%
Illinois Tool Works, Inc.                                             9,050       573,589
                                                                             ------------
STONE, CLAY, GLASS & CONCRETE - 0.1%
Compagnie de Saint Gobain                                            10,500     1,584,188
                                                                             ------------
TRANSPORTATION EQUIPMENT - 1.7%
Boeing Co.                                                          153,900     9,511,020
Ford Motor Co.                                                      171,426     5,053,637
General Dynamics Corp.                                               56,300     4,339,604
General Motors Corp.                                                 49,100     2,691,171
Honda Motor Co. Ltd.                                                 44,100     1,772,846
Visteon Corp. (a)                                                         4            66
                                                                             ------------
                                                                               23,368,344
                                                                             ------------
-----------------------------------------------------------------------------------------
MINING & ENERGY - 1.8%
CRUDE PETROLEUM & NATURAL GAS - 0.3%
Conoco, Inc., Class B                                               131,326     3,994,937
                                                                             ------------
METAL MINING - 0.1%
Compass Group PLC (a)                                               177,000     1,357,144
                                                                             ------------
NONMETALLIC, EXCEPT FUELS - 0.3%
Aquila, Inc. (a)                                                    129,700     3,931,207
                                                                             ------------
OIL & GAS EXTRACTION - 0.5%
Transocean Sedco Forex, Inc.                                        134,400     7,295,232
                                                                             ------------
OIL & GAS FIELD SERVICES - 0.6%
Schlumberger Ltd.                                                   125,000     8,287,500
                                                                             ------------
-----------------------------------------------------------------------------------------
RETAIL TRADE - 3.2%
APPAREL & ACCESSORY STORES - 0.3%
FamilyMart Co., Ltd.                                                 47,000       786,945
Gucci Group NV                                                       16,500     1,478,287
Kohl's Corp. (a)                                                     44,500     2,717,170
                                                                             ------------
                                                                                4,982,402
                                                                             ------------
BUILDING, HARDWARE & GARDEN SUPPLY - 0.7%
Home Depot, Inc.                                                    193,800     9,127,980
                                                                             ------------
FOOD STORES - 0.2%
Numico N.V.                                                          34,200     1,353,418
Safeway, Inc. (a)                                                    20,000     1,086,000
                                                                             ------------
                                                                                2,439,418
                                                                             ------------
GENERAL MERCHANDISE STORES - 1.4%
Wal-Mart Stores, Inc.                                               384,900    19,914,726
                                                                             ------------
HOME FURNISHINGS & EQUIPMENT - 0.6%
Best Buy Co., Inc. (a)                                              115,200     6,341,760
RadioShack Corp.                                                     85,800     2,628,054
                                                                             ------------
                                                                                8,969,814
                                                                             ------------
-----------------------------------------------------------------------------------------
SERVICES - 7.6%
BUSINESS SERVICES - 1.5%
BEA Systems, Inc. (a)                                               168,200     6,870,970
Concord EFS, Inc. (a)                                                18,000       837,900
Legend Holdings Ltd.                                                922,000       732,956
Secom Co., Ltd.                                                      35,000     2,123,271
Sun Microsystems, Inc. (a)                                          513,600     8,792,832
WPP Group PLC                                                       159,225     1,892,985
                                                                             ------------
                                                                               21,250,914
                                                                             ------------
COMPUTER RELATED SERVICES - 2.9%
AOL Time Warner, Inc. (a)                                           539,300    27,234,650
Automatic Data Processing, Inc.                                      94,600     5,132,050
Bellsystem24, Inc.                                                    2,000       775,702
Cap Gemini S.A.                                                      13,350     1,930,060
Convergys Corp. (a)                                                 135,700     4,953,050
Network Appliance, Inc.                                               7,000       159,251
                                                                             ------------
                                                                               40,184,763
                                                                             ------------
COMPUTER SOFTWARE - 3.1%
ASM Lithography Holding N.V. (a)                                     35,000     1,043,000
ASM Lithography Holding N.V. (a)                                     37,000       978,558
Adobe Systems, Inc.                                                 143,600     6,450,512
Affiliated Computer Services, Inc. Class A (a)                       16,000     1,152,000
Microsoft Corp. (a)                                                 331,900    22,486,225
Oracle Corp. (a)                                                    587,900     9,500,464
SAP AG                                                               13,500     2,150,634
Transmeta Corp. (a)                                                   9,200       160,448
                                                                             ------------
                                                                               43,921,841
                                                                             ------------
ENGINEERING, ACCOUNTING, RESEARCH
& MANAGEMENT - 0.0%
Genentech, Inc. (a)                                                   8,000       420,000
                                                                             ------------
OTHER SERVICES - 0.1%
Asatsu-DK, Inc.                                                      50,000     1,122,300
                                                                             ------------
-----------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 9.1%
BROADCASTING - 0.5%
Clear Channel Communications, Inc. (a)                                6,000       334,800
Comcast Corp., Special Class A                                      139,000     6,103,490
                                                                             ------------
                                                                                6,438,290
                                                                             ------------
COMMUNICATION SERVICES - 0.3%
China Telecom Ltd. (a)                                              357,000     1,822,128
Telecom Italia Spa                                                  170,000     1,885,485
                                                                             ------------
                                                                                3,707,613
                                                                             ------------
COMMUNICATIONS - 0.6%
Ciena Corp. (a)                                                      35,600     1,960,136
Finisar Corp. (a)                                                   452,500     6,764,875
                                                                             ------------
                                                                                8,725,011
                                                                             ------------
ELECTRIC SERVICES - 1.9%
AES Corp. (a)                                                        15,000       715,050
Edison International                                                306,500     3,019,025
Exelon Corp.                                                         91,012     6,284,379
Mirant Corp. (a)                                                         --            16
National Grid Group PLC                                             362,800     2,750,301
PG&E Corp.                                                          211,000     1,892,670
Reliant Resources (a)                                                29,400       882,000
Southern Co.                                                        209,000     4,888,510
TXU Corp.                                                           150,700     6,624,772
                                                                             ------------
                                                                               27,056,723
                                                                             ------------
GAS SERVICES - 1.1%
Enron Corp.                                                         125,900     7,896,448
Kinder Morgan, Inc.                                                  93,500     5,488,450
The Williams Companies, Inc.                                         59,500     2,509,115
                                                                             ------------
                                                                               15,894,013
                                                                             ------------
TELCOMMUNICATIONS - 4.7%
AirGate PCS, Inc. (a)                                                    53         2,099
AT&T Corp.                                                          651,100    14,506,508
Charter Communications, Inc. (a)                                     28,000       599,480
Deutsche Telekom AG Registered Shares                                36,550       947,193
MCI WorldCom, Inc. (a)                                              630,900    11,513,925
Nokia Oyj                                                            36,000     1,239,660
NTT Mobile Communication Network, Inc.                                  123     2,527,056
SBC Communications, Inc.,
  Class A                                                           319,800    13,191,750
Sonera Group Oyj                                                     80,000       883,240
Telesp Celular Participacoes S.A. ADR                                55,000       924,000
Verizon Communications                                              255,200    14,053,864
Vodafone AirTouch PLC                                             1,736,558     5,365,756
Williams Communications Group, Inc. (a)                              48,933       221,176
                                                                             ------------
                                                                               65,975,707
                                                                             ------------
-----------------------------------------------------------------------------------------
WHOLESALE TRADE - 0.3%
DURABLE GOODS - 0.1%
Sidel SA (a)                                                         14,600       640,101
                                                                             ------------
NONDURABLE GOODS - 0.2%
Buhrmann N.V.                                                        87,200     1,446,419
Shire Pharmaceuticals Group PLC (a)                                  80,000     1,345,814
                                                                             ------------
                                                                                2,792,233
                                                                             ------------
TOTAL COMMON STOCKS
  (cost of $781,736,464)                                                      871,688,649
                                                                             ------------

BONDS & NOTES - 35.4%                                             PAR
-----------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 15.1%
GOVERNMENT AGENCIES - 11.4%
Federal Home Loan Mortgage Corp.:
  4.500% 03/15/04                                              $  1,000,000       879,358
  5.750% 2010                                                       785,000       712,900
  6.000% 2009-2026                                               14,702,190    14,408,178
  6.500% 2014-2030                                                5,450,042     5,428,477
  7.000% 2029-2030                                                2,114,262     2,133,417
  8.000% 07/01/20                                                   381,319       395,798
                                                                             ------------
                                                                               23,958,128
                                                                             ------------
Federal National Mortgage Association:
5.125% 2004                                                       1,250,000     1,255,663
  6.000% 2007-2025                                               65,208,934    65,251,341
  6.625% 2009                                                    16,175,000    16,866,643
  7.125% 2005                                                     1,050,000     1,116,938
                                                                             ------------
                                                                               84,490,585
                                                                             ------------
Government National Mortgage Association:
  6.000% 2029                                                     2,138,084     2,077,276
  6.500% 2023-2029                                               35,339,057    35,051,748
  7.000% 2023                                                    13,074,932    13,258,766
                                                                             ------------
                                                                               50,387,790
                                                                             ------------
GOVERNMENT OBLIGATIONS - 3.7%
U.S. Treasury Bond:
  5.875% 10/31/01                                                 2,500,000     2,522,275
  6.375% 08/15/27                                                 2,200,000     2,332,000
  8.125% 08/15/19                                                   800,000       998,624
  8.750% 05/15/17                                                 2,475,000     3,223,688
  8.750% 08/15/20                                                10,583,000    14,032,423
  9.250% 02/15/16                                                12,589,000    16,892,801
  11.625% 11/15/04                                                1,572,000     1,915,875
  12.000% 08/15/13                                                1,323,000     1,847,649
                                                                             ------------
                                                                               43,765,335
                                                                             ------------
U.S. Treasury Notes:
  6.500% 02/15/10                                                 4,750,000     5,116,653
  11.875% 11/15/03                                                2,000,000     2,346,560
                                                                             ------------
                                                                                7,463,213
                                                                             ------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
  (cost of $184,407,236)                                                      210,065,051
                                                                             ------------
-----------------------------------------------------------------------------------------
NON AGENCY MORTGAGE-BACKED &
ASSET-BACKED SECURITIES - 4.6%
NON AGENCY MORTGAGE-BACKED SECURITIES - 4.0%
Aames Mortgage Trust,
  7.870% 09/15/25                                                 2,145,000     2,217,729
Countrywide Home Loans,
  6.500% 12/25/28                                                 1,945,829     1,814,942
GE Capital Mortgage Services, Inc.,
  6.250% 01/25/29                                                 1,373,863     1,199,121
GSMS
  6.620% 10/18/30                                                11,000,000    11,202,813
Headlands Mortgage Securities, Inc.:
  6.500% 11/25/28                                                 2,648,867     2,442,354
  7.000% 02/25/28                                                 3,243,224     3,133,181
LB-UBS Commercial Mortgage,
  6.510% 11/15/10                                                11,000,000    10,993,125
Norwest Asset Securities Corp.:
  6.250% 01/15/29                                                 3,511,666     3,023,018
  6.500% 01/25/29                                                 1,753,759     1,538,116
PNC Mortgage Securities Corp.,
  7.000% 03/25/28                                                 3,369,144     3,256,220
Provident Bank Home Equity Loan Trust,
  7.600% 10/25/12                                                 1,501,276     1,561,973
Residential Accredit Loans, Inc.:
  6.500% 03/25/29                                                 3,047,244     2,852,739
  7.000% 10/25/12                                                 3,690,213     3,675,313
  7.250% 12/25/27                                                 4,264,190     4,214,341
Residential Funding Mortgage Securities, Inc.,
  6.500% 04/25/13                                                 2,691,913     2,609,514
                                                                             ------------
                                                                               55,734,499
                                                                             ------------
ASSET-BACKED SECURITIES - 0.6%
Delta Funding Home Equity Loan Trust,
  8.010% 10/25/27                                                 5,000,000     5,289,258
JP Morgan Commerical Mortgage Finance Corp.,
  7.400% 07/15/31                                                   700,000       736,313
Sears Credit Account Master Trust,
  6.000% 08/15/05                                                 3,000,000     3,016,440
                                                                             ------------
                                                                                9,042,011
                                                                             ------------
TOTAL NON-AGENCY MORTGAGE-BACKED & ASSET-BACKED SECURITIES
  (cost of $65,851,194)                                                        64,776,510
                                                                             ------------
CORPORATE FIXED-INCOME
BONDS & NOTES - 13.5%
-----------------------------------------------------------------------------------------
CONSTRUCTION - 0.0%
BUILDING CONSTRUCTION
Atrium Companies, Inc.,
  10.500% 05/01/09                                                   50,000        41,500
D.R.Horton, Inc.,
  8.000% 02/01/09                                                   500,000       495,000
Morrison Knudsen Corp.
  12.000% 07/01/10                                                   10,000         1,200
                                                                             ------------
                                                                                  537,700
                                                                             ------------
-----------------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 4.0%
DEPOSITORY INSTITUTIONS - 2.1%
Beverly Enterprises Inc.,
  9.000% 02/15/06                                                    75,000        74,250
Bank One Texas,
  6.250% 02/15/08                                                 2,000,000     1,934,240
Citicorp,
  8.040% 12/15/19                                                 6,710,000     6,820,245
Fleet Financial Group, Inc.,
  6.700% 07/15/28                                                 1,000,000       897,110
KeyBank N.A.,
  7.125% 08/15/06                                                 2,000,000     2,046,680
Morgan Stanley Dean Witter,
  6.100% 04/15/06                                                 7,250,000     7,235,355
NationsBank Corp.,
  6.875% 02/15/05                                                 2,000,000     2,057,860
Norwest Corp.,
  6.650% 10/15/23                                                 1,000,000       908,420
PNC Funding Corp.,
  6.875% 07/15/07                                                 1,000,000     1,011,040
Signet Banking Corp.,
  7.800% 09/15/06                                                 2,000,000     2,125,120
Sovereign Bancorp, Inc.,
  10.250% 05/15/04                                                  500,000       524,720
  10.500% 11/15/06                                                   75,000        80,352
Wachovia Corp.,
  6.250% 08/04/08                                                 3,000,000     2,906,010
                                                                             ------------
                                                                               28,621,402
                                                                             ------------
FINANCIAL SERVICES - 0.0%
PDVSA Finance Ltd., Series 1999 I,
  9.750% 02/15/10                                                   370,000       381,100
                                                                             ------------
INSURANCE AGENTS & BROKERS - 0.1%
General Electric Global Insurance Holding Corp.,
  7.000% 02/15/26                                                 1,000,000       984,950
                                                                             ------------
INSURANCE CARRIERS - 0.3%
Florida Windstorm Underwriting Assoc.:
  6.500% 08/25/02                                                   350,000       355,117
  7.125% 02/25/19                                                   950,000       937,251
Metropolitan Life Insurance Co.,
  6.300% 11/01/03                                                 3,000,000     3,034,290
Transamerica Finance Corp.,
  6.125% 11/01/01                                                   400,000       402,708
                                                                             ------------
                                                                                4,729,366
                                                                             ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 1.3%
Associates Corp. of North America:
  5.875% 07/15/02                                                 1,000,000     1,011,720
  6.250% 11/01/08                                                 1,000,000       980,020
  6.875% 11/15/08                                                 1,000,000     1,015,370
Ford Motor Credit Co.,
  7.250% 01/15/03                                                   750,000       769,312
General Motors Acceptance Corp.,
  6.125% 01/22/08                                                 3,000,000     2,865,120
Household Finance Corp.:
  5.875% 11/01/02                                                 1,000,000     1,008,900
  6.500% 01/24/06                                                 8,750,000     8,837,937
National Rural Utilities Cooperative Finance Corp.,
  6.000% 01/15/04                                                   750,000       761,453
                                                                             ------------
                                                                               17,249,832
                                                                             ------------
REAL ESTATE - 0.0%
Lennar Corp.,
  9.950% 05/01/10                                                   500,000       546,250
                                                                             ------------
SECURITY BROKERS & DEALERS - 0.2%
Bear Stearns Co., Inc.,
  6.500% 08/01/02                                                 1,000,000     1,014,490
Merrill Lynch & Co., Inc.,
  6.000% 02/12/03                                                 1,000,000     1,012,570
Salomon, Inc.,
  7.300% 05/15/02                                                 1,000,000     1,023,490
                                                                             ------------
                                                                                3,050,550
                                                                             ------------
MANUFACTURING - 1.8%
CHEMICALS & ALLIED PRODUCTS - 0.3%
Agricultural Minerals Co., L.P.,
  10.750% 09/30/03                                                   40,000        34,000
Dow Chemical Co.,
  7.375% 03/01/23                                                 1,000,000     1,022,420
Hanson Overseas BV,
  6.750% 09/15/05                                                   850,000       842,095
Huntsman ICI Holdings L.L.C.,
  (b) 12/31/2009 (a)                                                510,000       160,650
HydroChem Industrial Services,
  10.375% 08/01/07                                                   50,000        39,000
Lyondell Chemical Co.:
  9.625% 05/01/07                                                 1,050,000     1,086,750
  10.875% 05/01/09                                                   30,000        30,825
PCI Chemicals Canada, Inc.,
  9.250% 10/15/2007 (a)(c)                                           45,000        16,650
Sterling Chemicals, Inc.,
  11.250% 04/01/07                                                  100,000        17,000
Terra Industries, Inc.,
  10.500% 06/15/05                                                   50,000        42,000
Texas Petrochemical Corp.,
  11.125% 07/01/06                                                   50,000        42,500
                                                                             ------------
                                                                                3,333,890
                                                                             ------------
ELECTRONIC & ELECTRICAL EQUIPMENT - 0.1%
Clear Channel Communication,
  8.000% 11/01/08                                                 1,000,000     1,035,000
Ekabel Hessen:
  14.500% 09/01/10                                                   45,000        43,875
Flextronics International Ltd,
  9.875% 07/01/10                                                   535,000       532,325
Gentek, Inc.,
  11.000% 08/01/09                                                   50,000        49,750
TransDigm, Inc.,
  10.375% 12/01/08                                                   50,000        48,125
                                                                             ------------
                                                                                1,709,075
                                                                             ------------
FABRICATED METAL - 0.0%
Earle M. Jorgensen & Co.,
  9.500% 04/01/05                                                    30,000        27,000
Euramax International, PLC,
  11.250% 10/01/06                                                   70,000        44,100
                                                                             ------------
                                                                                   71,100
                                                                             ------------
FOOD & KINDRED PRODUCTS - 0.1%
Archer Daniels Midland Co.,
  6.750% 12/15/27                                                 1,000,000       934,740
Premier International Foods PLC,
  12.000% 09/01/09                                                  100,000       100,000
                                                                             ------------
                                                                                1,034,740
                                                                             ------------
FURNITURE & FIXTURES - 0.0%
Juno Lighting, Inc.,
  11.875% 07/01/09                                                   35,000        32,900
                                                                             ------------
MACHINERY & COMPUTER EQUIPMENT - 0.0%
Sequa Corp.,
  8.875% 04/01/08                                                   500,000       501,250
Tritel PCS, Inc.,
  10.375% 01/15/11                                                   40,000        37,400
                                                                             ------------
                                                                                  538,650
                                                                             ------------
MEASURING & ANALYZING INSTRUMENTS - 0.0%
Envirosource, Inc.,
  9.750% 06/15/03                                                    50,000        10,000
                                                                             ------------
MISCELLANEOUS MANUFACTURING - 0.2%
American Standard Inc.,
  7.375% 04/15/05                                                   500,000       503,750
Actuant Corp.,
  13.000% 05/01/09                                                   20,000        20,000
Blount, Inc.,
  13.000% 08/01/09                                                   65,000        35,750
Koppers Industries, Inc.,
  9.875% 12/01/07                                                    60,000        58,500
Lear Corp.,
  7.960% 05/15/05                                                   500,000       503,420
  8.110% 05/15/09                                                   500,000       498,175
Owens-Illinois, Inc.,
  7.350% 05/15/08                                                 1,000,000       795,000
  7.500% 05/15/10                                                   100,000        79,500
Polymer Group, Inc.,
  9.000% 07/01/07                                                    45,000        17,550
Special Devices, Inc.,
  11.375% 12/15/08                                                   30,000         9,600
Tekni-Plex, Inc.,
  12.750% 06/15/10                                                  555,000       455,100
Werner Holding Co.,
  10.000% 11/15/07                                                   50,000        48,000
                                                                             ------------
                                                                                3,024,345
                                                                             ------------
PAPER PRODUCTS - 0.1%
Corp Durango Sa Cv,
  13.125% 08/01/06                                                   40,000        37,600
Flowserve Corp.,
  12.250% 08/15/10                                                   30,000        32,100
Gaylord Container Corp.,
  9.750% 06/15/07                                                   200,000       136,000
Riverwood International Corp.,
  10.875% 04/01/08                                                  150,000       142,500
Stone Container Corp.:
  9.250% 02/01/08                                                   510,000       522,750
  9.750% 02/01/11                                                    20,000        20,700
Tembec Industry,
  8.500% 02/01/11                                                    20,000        20,600
  8.625% 06/30/09                                                 1,000,000     1,035,000
                                                                             ------------
                                                                                1,947,250
                                                                             ------------
PETROLEUM REFINING - 0.0%
Benton Oil & Gas Co.:
  9.375% 11/01/07                                                    50,000        30,125
  11.625% 05/01/03                                                   15,000        10,650
                                                                             ------------
                                                                                   40,775
                                                                             ------------
PRIMARY METAL - 0.1%
A.K. Steel Corp.,
  7.875% 02/15/09                                                    50,000        47,750
  9.125% 12/15/06                                                   500,000       508,750
Bayou Steel Corp.,
  9.500% 05/15/08                                                    50,000        31,000
Kaiser Aluminum & Chemcial Corp.:
  10.875% 10/15/06                                                  600,000       585,000
  12.750% 02/01/03                                                   30,000        27,000
Keystone Consolidated Industries, Inc.,
  9.625% 08/01/07                                                    50,000         7,500
Renco Metals, Inc.,
  11.500% 7/1/2003 (a)(c)                                            50,000         6,500
WCI Steel Inc.,
  10.000% 12/01/04                                                  580,000       394,400
Wheeling-Pittsburgh Corp.,
  9.250% 11/15/2007 (a)(c)                                          100,000         3,000
                                                                             ------------
                                                                                1,610,900
                                                                             ------------
PRINTING & PUBLISHING - 0.7%
American Lawyer Media, Inc.,
  9.750% 12/15/07                                                    35,000        31,850
Cable Satisfaction International, Inc.,
  12.750% 03/01/10                                                   10,000         7,000
Viacom, Inc.,
  7.875% 07/30/30                                                 8,750,000     9,179,188
                                                                             ------------
                                                                                9,218,038
                                                                             ------------
STONE, CLAY, GLASS & CONCRETE - 0.0%
Anchor Gaming,
  9.875% 10/15/08                                                    25,000        26,687
                                                                             ------------
TRANSPORTATION EQUIPMENT - 0.2%
Collins & Aikman Products Co.,
  11.500% 04/15/06                                                   50,000        44,750
Ford Motor Co.
  7.125% 11/15/25                                                 2,000,000     1,882,540
LDM Technologies, Inc.,
  10.750% 01/15/07                                                   50,000        20,000
                                                                             ------------
                                                                                1,947,290
                                                                             ------------
-----------------------------------------------------------------------------------------
MINING & ENERGY - 0.8%
CRUDE PETROLEUM & NATURAL GAS - 0.2%
Union Oil Co. of California,
  7.200% 05/15/05                                                 3,000,000     3,102,510
                                                                             ------------
GOLD & SILVER MINING - 0.0%
Callahan Nordrhein-Westfalen Gmbh,
  14.000% 07/15/10                                                   25,000        25,500
                                                                             ------------
OIL & GAS EXTRACTION - 0.2%
HS Resources, Inc.,
  9.250% 11/15/06                                                    40,000        41,200
Magnum Hunter Resources, Inc.,
  10.000% 06/01/07                                                   65,000        65,244
Mariner Energy, Inc.,
  10.500% 08/01/06                                                   45,000        44,100
Ocean Energy, Inc.,
  8.875% 07/15/07                                                 1,000,000     1,062,500
Pemex Project Funding Master Trust:
  8.500% 02/15/08                                                 1,070,000     1,054,196
  9.125% 10/13/10                                                   375,000       379,688
Vintage Petroleum, Inc.,
  9.750% 06/30/09                                                   100,000       109,000
                                                                             ------------
                                                                                2,755,928
                                                                             ------------
OIL & GAS FIELD SERVICES - 0.4%
Enron Corp.,
  6.750% 07/01/05                                                 3,000,000     3,011,700
Magellan Health Services, Inc.,
  9.000% 02/15/08                                                    95,000        88,825
Pillips Petroleum Co.,
  6.650% 07/15/18                                                 2,000,000     1,886,760
Pioneer Natural Resources Co.,
  9.625% 04/01/10                                                 1,000,000     1,097,500
                                                                             ------------
                                                                                6,084,785
                                                                             ------------
-----------------------------------------------------------------------------------------
RETAIL TRADE - 0.7%
AUTO DEALERS & GAS STATIONS - 0.5%
Daimler Chrysler Na Hldg,
  7.200% 09/01/09                                                 6,750,000     6,657,120
                                                                             ------------
FOOD STORES - 0.0%
Partner Communications Co. Ltd.,
  13.000% 08/15/10                                                   35,000        31,500
Winn Dixie Store,
  8.875% 04/01/08                                                   500,000       505,000
                                                                             ------------
                                                                                  536,500
                                                                             ------------
MISCELLANEOUS RETAIL - 0.2%
Dayton Hudson Corp.,
  6.400% 02/15/03                                                   750,000       765,997
  7.250% 09/01/04                                                 2,000,000     2,098,540
Steinway Music Instrument,
  8.750% 04/15/11                                                   250,000       253,750
                                                                             ------------
                                                                                3,118,287
                                                                             ------------
-----------------------------------------------------------------------------------------
SERVICES - 0.8%
AMUSEMENT & RECREATION - 0.1%
Ameristar Casinos, Inc.,
  10.750% 02/15/09                                                   30,000        30,600
Coast Hotels & Casinos, Inc.,
  9.500% 04/01/09                                                    80,000        82,000
Hollywood Casino Corp.,
  11.250% 05/01/07                                                  500,000       536,875
Hollywood Park, Inc.,
  9.500% 08/01/07                                                    25,000        25,000
Horseshoe Gaming, LLC,
  9.375% 06/15/07                                                    75,000        78,000
International Game Technology,
  8.375% 05/15/09                                                   500,000       515,000
Six Flags, Inc.,
  9.500% 02/01/09                                                    20,000        20,800
                                                                             ------------
                                                                                1,288,275
                                                                             ------------
BUSINESS SERVICES - 0.3%
Federal Express Corp.,
  7.500% 01/15/18                                                 4,180,080     4,314,470
                                                                             ------------
HEALTH SERVICES - 0.3%
Bio-Rad Laboratories, Inc.,
  11.625% 02/15/07                                                   85,000        91,800
Dynacare, Inc.,
  10.750% 01/15/06                                                   45,000        44,775
HCA-The Healthcare Co.,
  8.750% 09/01/10                                                 1,000,000     1,075,000
Healthsouth Corp.,
  6.875% 06/15/05                                                   500,000       479,225
Tenet Healthcare Corp.,
  8.000% 01/15/05                                                 1,000,000     1,030,000
  8.125% 12/01/08                                                   100,000       104,000
  8.625% 01/15/07                                                 1,000,000     1,040,000
                                                                             ------------
                                                                                3,864,800
                                                                             ------------
HOTELS, CAMPS & LODGING - 0.1%
MGM Mirage, Inc.,
  8.500% 09/15/10                                                 1,000,000     1,032,890
Mandalay Resort Group,
  10.250% 08/01/07                                                1,050,000     1,084,125
                                                                             ------------
                                                                                2,117,015
                                                                             ------------
OTHER SERVICES - 0.0%
Intertek Finance, PLC,
  10.250% 11/01/06                                                   50,000        38,500
                                                                             ------------
-----------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 5.4%
AIR TRANSPORTATION - 0.2%
Lockheed Martin Corp.,
  7.250% 05/15/06                                                 2,000,000     2,075,720
U.S. Air, Inc.,
  10.375% 03/01/13                                                  605,000       598,950
                                                                             ------------
                                                                                2,674,670
                                                                             ------------
BROADCASTING - 0.2%
Allbritton Communications Co.,
  9.750% 11/30/07                                                    50,000        51,000
CumuluS Media, Inc.,
  10.375% 07/01/08                                                   25,000        23,125
LIN Holding Corp.
  Stepped Coupon,
  (10.000% 03/01/03)
  (b) 03/01/2008 (a)                                                100,000        73,500
News America Holdings, Inc.,
  7.375% 10/17/08                                                 3,000,000     2,976,690
SBA Communication Corp.,
  10.250% 02/01/09                                                   30,000        29,850
Sinclair Broadcast Group, Inc.,
  9.000% 07/15/07                                                    40,000        37,200
Tv Azteca Cv,
  10.500% 02/15/07                                                   35,000        32,900
                                                                             ------------
                                                                                3,224,265
                                                                             ------------
CABLE - 1.0%
Adelphia Communications Corp.,
  8.375% 2/1/2008 (a)                                               200,000       187,000
Charter Communications Holding LLC:
  11.125% 01/15/11                                                  500,000       540,000
  Stepped Coupon,
  (9.920% 04/01/04)
  (b) 04/01/2011 (a)                                                200,000       142,500
CSC Holdings, Inc.,
  8.125% 07/15/09                                                 1,000,000     1,008,890
Comacast Cable Communications, Inc.,
  8.375% 05/01/07                                                 3,000,000     3,260,250
Continental Cablevision, Inc.,
  8.875% 09/15/05                                                 3,000,000     3,238,650
EchoStar DBS Corp.,
  9.250% 02/01/06                                                   500,000       505,000
FrontierVision Holdings LP,
  Stepped Coupon,
  (11.875% 09/15/01)
  (b) 09/15/2007 (a)                                                160,000       162,400
Insight Communication,
  Stepped Coupon
  (12.250% 2/15/00)
  (b) 02/15/2011 (a)                                                 30,000        16,800
Mediacom LLC,
  9.500% 01/15/13                                                    15,000        14,588
NTL Inc.,
  11.875% 10/01/10                                                  540,000       459,000
Northland Cable Television, Inc.,
  10.250% 11/15/07                                                   65,000        45,500
Rogers Cablesystems Ltd,
  10.000% 12/01/07                                                1,000,000     1,065,000
TCI Communications, Inc.,
  8.650% 09/15/04                                                 3,000,000     3,189,750
Telewest Communications:
  11.000% 10/01/07                                                  100,000        96,625
  11.125% 11/01/08                                                    5,000         5,000
                                                                             ------------
                                                                               13,936,953
                                                                             ------------
COMMUNICATIONS - 0.3%
Call-Net Enterprises, Inc.:
  8.000% 08/15/08                                                    15,000         3,600
  9.375% 05/15/09                                                     5,000         1,475
  Stepped Coupon,
  (10.800% 05/15/04)
  (b) 05/15/2009 (a)                                                100,000        18,000
Centennial Cellular Corp.,
  10.750% 12/15/08                                                   35,000        31,850
Concentric Network Corp.,
  12.750% 12/15/07                                                   10,000         5,500
Duke Energy Corp.,
  7.375% 03/01/10                                                 2,000,000     2,070,820
Grupo Iusacell S.A.,
  14.250% 12/01/06                                                  280,000       289,100
Spectrasite Holdings, Inc.:
  10.750% 03/15/10                                                   10,000         9,250
  12.500% 11/15/10                                                  410,000       403,850
  Stepped Coupon,
  (11.250% 04/15/04
  (b) 04/15/2009 (a)                                                120,000        63,600
U.S. West Capital Funding, Inc.,
  6.375% 07/15/08                                                 1,000,000       949,730
United Pan-Europe Communications N.V.,
  11.500% 02/01/10                                                   75,000        49,500
XM Satellite Radio, Inc.,
  14.000% 03/15/10                                                   50,000        27,500
                                                                             ------------
                                                                                3,923,775
                                                                             ------------
ELECTRIC, GAS & SANITARY SERVICES - 0.1%
CMS Energy Corp.,
  9.875% 10/15/07                                                 1,025,000     1,081,375
                                                                             ------------
ELECTRIC SERVICES - 1.0%
AES Corp.,
  9.375% 09/15/10                                                 1,000,000     1,035,000
  9.500% 06/01/09                                                    80,000        83,200
Agco Corp.,
  9.500% 05/01/08                                                   250,000       248,750
Arizona Public Service Co.,
  6.250% 01/15/05                                                 1,000,000       985,730
Cleveland Electric Illuminating Co.,
  6.860% 10/01/08                                                 1,000,000       973,290
Carolina Power & Light Co.,
  6.800% 08/15/07                                                 3,000,000     3,026,100
Florida Power & Light Co.,
  6.000% 06/01/08                                                 1,000,000       964,690
Israel Electric Corp., Ltd.,
  7.750% 03/01/09                                                 1,000,000       992,230
PSE+G Energy Holdings,
  8.625% 02/15/08                                                 1,000,000       976,950
Public Service Co. of Colorado,
  7.125% 06/01/06                                                 1,000,000     1,028,400
Texas Utilities Electric Co.:
  7.170% 08/01/07                                                 2,000,000     2,027,140
  8.250% 04/01/04                                                 1,000,000     1,050,170
                                                                             ------------
                                                                               13,391,650
                                                                             ------------
GAS SERVICES - 0.1%
Sonat, Inc.,
  6.875% 06/01/05                                                 1,500,000     1,521,480
                                                                             ------------
MOTOR FREIGHT & WAREHOUSING - 0.0%
MTL, Inc.,
  10.000% 06/15/06                                                   25,000        13,750
                                                                             ------------
RAILROAD - 0.1%
Norfolk Southern Corp.,
  7.800% 05/15/27                                                 1,000,000     1,014,640
                                                                             ------------
SANITARY SERVICES - 0.1%
Allied Waste North America, Inc.:
  7.875% 01/01/09                                                 1,000,000       985,000
  10.000% 08/01/09                                                   90,000        92,700
                                                                             ------------
                                                                                1,077,700
                                                                             ------------
TELECOMMUNICATION - 2.3%
AirGate PCS, Inc.,
  Stepped Coupon,
  (13.500% 10/01/04)
  (b) 10/01/2009 (a)                                                 40,000        24,000
Amkor Technology, Inc.,
  9.250% 05/01/06                                                   500,000       480,000
AOL Time Warner, Inc.:
  6.750% 04/15/11                                                11,000,000    10,900,848
  9.750% 07/15/08                                                   500,000       495,000
  10.125% 02/01/11                                                   15,000        15,000
AT&T Wireless Group,
  7.875% 03/01/11                                                   500,000       502,060
Bonos Y Oblig Del Estado,
  6.000% 01/31/08                                                   583,000       538,839
British Sky Broadcasting,
  8.200% 07/15/09                                                 1,000,000       980,490
BellSouth Telecommunications, Inc.,
  6.375% 06/01/28                                                 2,000,000     1,761,780
Cabel & Wireless Optus,
  8.000% 06/22/10                                                 5,500,000     5,891,930
Calpine Corp.,
  8.625% 08/15/10                                                   500,000       494,755
Carrier1 International SA,
  13.250% 02/15/09                                                   50,000        27,500
Flag Telecom Holdings Ltd.,
  11.625% 03/30/10                                                   35,000        24,229
GTE Corp.,
  6.840% 04/15/18                                                 3,000,000     2,842,110
Global Crossing Ltd.,
  9.125% 11/15/06                                                 1,060,000     1,009,650
Horizon PCS, Inc.:
  Stepped Coupon,
  (14.000% 10/01/05)
  (b) 10/01/2010 (a)                                                 45,000        17,550
Hyperion Telecommunications, Inc.,
  Stepped Coupon,
  (13.000% 06/11/01)
  (b) 04/15/2003                                                     50,000        38,500
Jazztel PLC:
  13.250% 12/15/09                                                   25,000        11,981
  14.000% 07/15/10                                                   15,000         7,455
KPN Qwest Bv:
  8.125% 06/01/09                                                 1,000,000       830,000
  8.875% 02/01/08                                                    60,000        47,392
Level 3 Communications, Inc.:
  10.750% 03/15/08                                                   50,000        28,844
  11.000% 03/15/08                                                   75,000        51,750
McLeod USA, Inc.:
  Stepped Coupon,
  (10.500% 03/01/02)
  (b) 03/01/2007 (a)                                                 30,000        22,950
  11.375% 01/01/09                                                   55,000        48,537
Nextel International, Inc.,
  12.750% 08/01/10                                                   70,000        46,200
  Stepped Coupon,
  (13.000% 04/15/02)
  (b) 04/15/2007 (a)                                                 35,000        19,600
  Stepped Coupon,
  (12.125% 04/15/03)
  (b) 04/15/2008 (a)                                                 25,000        11,500
Nextel Communications, Inc.,
  Stepped Coupon,
  (9.750% 10/31/02)
  (b) 10/31/2007 (a)                                                 85,000        59,075
  9.375% 11/15/09                                                   600,000       510,000
Nextel Partners, Inc.,
  11.000% 03/15/10                                                   50,000        43,500
Ono Finance PLC:
  13.000% 05/01/09                                                   50,000        39,500
  14.000% 02/15/11                                                   30,000        26,400
  14.000% 07/15/10                                                   55,000        41,002
Pacific Bell,
  6.875% 08/15/06                                                 2,000,000     2,054,620
RCN Corp.,
  Stepped Coupon,
  (11.125% 10/15/02)
  (b) 10/15/2007 (a)                                                100,000        19,000
Rogers Cantel, Inc.,
  9.750% 06/01/16                                                   100,000        99,000
Sprint Spectrum L.P.,
  Stepped Coupon,
  (12.500% 08/15/01)
  (b) 08/15/2006 (a)                                                100,000       102,500
Telecorp PCS, Inc.,
  10.625% 07/15/10                                                   25,000        23,625
Winstar Communications, Inc.,
  12.500% 04/15/2008 (a)(c)                                         525,000         7,875
WorldCom, Inc.,
  6.950% 08/15/28                                                 3,000,000     2,509,170
                                                                             ------------
                                                                               32,705,717
                                                                             ------------
TOTAL CORPORATE FIXED-INCOME BONDS & NOTES (cost of $212,092,072)             189,116,455
                                                                             ------------
-----------------------------------------------------------------------------------------
FOREIGN GOVERNMENT & AGENCY
OBLIGATIONS - 2.2%
Argentina Global Bonds,
  11.000% 10/09/06                                                  500,000       407,500
Bulgaria Brady Floating Rate,
  6.313% 07/28/11                                                 1,316,000       973,840
Buoni Poliennali Del Tes:
  5.000% 05/01/08                                                   900,000       791,402
  5.500% 11/01/10                                                   890,000       798,406
Deutchland Republic:
  5.250% 07/04/10                                                   730,000       659,731
  6.000% 01/05/06                                                   818,000       761,475
European Investment Bank,
  10.375% 11/22/04                                                  200,000       331,063
French Treasury Note,
  5.000% 07/12/05                                                   540,000       484,889
Government of Canada:
  6.000% 09/01/05                                                   965,000       643,543
  10.000% 06/01/08                                                  120,000        97,722
Government of France:
  4.000% 10/25/09                                                   580,000       479,026
  5.500% 04/25/10                                                   240,000       218,240
  6.750% 10/25/04                                                   547,000       515,998
Government of New Zealand,
  8.000% 11/15/06                                                 1,500,000       670,911
Hellenic Republic:
  8.600% 03/26/08                                                   695,000       731,478
  8.900% 03/21/04                                                   294,057       289,213
Kingdom of Norway,
  6.750% 01/15/07                                                 9,860,000     1,096,037
  9.500% 10/31/02                                                 6,150,000       698,779
Mexican Global Bonds,
  11.375% 09/15/16                                                  250,000       292,250
Ministry Finance Russia,
  9.000% 03/25/04                                                    50,000        21,861
Ontario (Province Of),
  6.250% 03/08/05                                                   550,000       367,646
Poland Government Bond:
  6.000% 10/27/14                                                   770,000       752,675
  8.500% 10/12/04                                                 2,770,000       598,040
  8.500% 06/12/05                                                 2,230,000       476,671
Republic Of Argentina,
  11.250% 04/10/06                                                  250,000       111,633
  12.575% 02/21/12                                                1,400,000     1,150,100
Republic Of Brazil:
  8.000% 04/15/14                                                   615,705       463,318
  11.000% 08/17/40                                                  755,000       572,290
  11.250% 07/26/07                                                1,260,000     1,237,950
  12.000% 11/17/06                                                  400,000       382,832
Republic Of Colombia:
  9.750% 04/23/09                                                   469,000       423,976
  9.750% 04/09/11                                                    80,000        77,600
  11.250% 10/20/05                                                  300,000       272,613
Republic of Panama:
  9.625% 02/11/11                                                   500,000       509,500
  10.750% 05/15/20                                                1,430,000     1,462,175
Republic Of South Africa,
  13.000% 08/31/10                                                5,390,000       721,832
Republic Of Venezuela,
  9.250% 09/15/27                                                 3,026,000     2,095,505
Russian Federation:
  5.000% 03/31/30                                                 1,270,000       533,400
  11.000% 07/24/18                                                2,044,000     1,533,000
  11.750% 06/10/03                                                1,600,000     1,593,760
United Kingdom Treasury:
  6.750% 11/26/04                                                   420,000       632,773
  7.500% 12/07/06                                                   760,000     1,207,748
United Mexican States:
  9.875% 02/01/10                                                 2,065,000     2,225,038
  10.375% 01/29/03                                                  770,000       372,831
                                                                             ------------
TOTAL FOREIGN GOVERNMENT & AGENCY OBLIGATIONS (cost of $30,927,470)            30,738,270
                                                                             ------------
TOTAL BONDS & NOTES (cost of $493,277,972)                                    494,696,286
                                                                             ------------

PREFERRED STOCKS - 0.1%                                                      SHARES
-----------------------------------------------------------------------------------------
MANUFACTURING - 0.1%
MEASURING & ANALYZING INSTRUMENTS
Fresenius AG                                                          8,250     1,468,036
                                                                             ------------

-----------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC
GAS & SANITARY SERVICES - 0.0%
BROADCASTING - 0.0%
Granite Broadcasting Corp.
  12.75% PIK                                                             36         6,500
PriMedia Inc.
  9.20%                                                                 500        40,750
                                                                             ------------
                                                                                   47,250
                                                                             ------------
CABLE - 0.0%
CSC Holdings Limited,
  11.125% PIK                                                         1,224       132,207
                                                                             ------------
COMMUNICATIONS - 0.0%
Dobson Communication Corp.,
  12.25% PIK                                                             24        22,228
                                                                             ------------
TOTAL PREFERRED STOCKS
  (cost of $2,307,242)                                                          1,669,721
                                                                             ------------

WARRANTS - 0.0%
                                                                         UNITS
-----------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC
GAS & SANITARY SERVICES - 0.0%
CABLE - 0.0%
Cable Satisfaction International, Inc.                                   10            10
                                                                             ------------
TELECOMMUNICATIONS - 0.0%
Carrier 1 International (a)                                              21           714
Horizon PCS, Inc.                                                        45           113
Jazztel PLC                                                           2,065         3,665
Ono Finance PLC                                                          50         1,750
XM Satellite Radio Holdings, Inc. (a)                                    50           150
                                                                             ------------
                                                                                    6,392
                                                                             ------------
TOTAL WARRANTS (cost of $14,549)                                                    6,402
                                                                             ------------
TOTAL INVESTMENTS
  (cost of $1,277,336,227)(d)                                                 368,061,058
                                                                             ------------

SHORT-TERM OBLIGATIONS - 2.0%                                         PAR           VALUE
-----------------------------------------------------------------------------------------
Repurchase agreement with SBC Warburg Ltd., dated 04/30/
  01, due 05/01/01 at 4.470%, collateralized by U.S.
  Treasury notes with various maturities to 2021, market
  value $27,921,600 (repurchase proceeds $27,576,424)         $27,573,000  $   27,573,000
                                                                           --------------
OTHER ASSETS & LIABILITIES, NET - 0.2%                                          2,870,199
                                                                           --------------
NET ASSETS - 100.0%                                                        $1,398,504,257
                                                                           --------------

NOTES TO INVESTMENT PORTFOLIO:
(a) Non-income producing.
(b) Zero coupon bond. Shown parenthetically, for stepped coupon bonds, is the interest rate to be paid and the date the Fund will begin accruing this rate.
(c) This issuer is in default of certain debt covenants. Income is not being accrued.
(d) Cost for federal income tax purposes is the same.

FUTURES CONTRACTS OPEN AT APRIL 30, 2001:

                           PAR VALUE                            UNREALIZED
                          COVERED BY         EXPIRATION        DEPRECIATION
         TYPE              CONTRACTS            MONTH           AT 4/30/01
--------------------------------------------------------------------------------
S&P 500                   $10,034,400           June            $(143,376)
Treasury Bond              32,947,156           June             (521,847)
                                                                ---------
                                                                $(665,223)

     ACRONYM                      NAME
--------------------  ---------------------------------
       ADR             American Depositary Receipt

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

April 30, 2001 (Unaudited)

ASSETS
Investments at value
  (cost $1,277,336,227)                                                       $1,368,061,058
Short-term obligations                                                            27,573,000
                                                                              --------------
                                                                               1,395,634,058
Foreign currencies (cost $6,995)                              $   50,031
Receivable for:
  Investments sold                                               273,009
  Interest                                                     7,104,944
  Dividends                                                      930,544
  Fund shares sold                                               791,383
Other                                                            331,958           9,481,869
                                                              ----------      --------------
    Total Assets                                                               1,405,115,927
LIABILITIES
Payable due to custodian bank                                  2,370,992
Net variation margin on future contracts                          35,615
Payable for:
  Investments purchased                                          884,056
  Fund shares repurchased                                      1,611,352
Accrued:
  Management fee                                                 611,129
  Transfer agent fee                                             255,967
  Bookkeeping fee                                                 37,598
  Trustees" fee                                                    6,000
  Custodian fee                                                    2,750
  Merger fee                                                     144,238
  Deferred trustees fees                                          52,963
Other                                                            599,010
                                                              ----------
    Total Liabilities                                                              6,611,670
                                                                              --------------
NET ASSETS                                                                    $1,398,504,257
                                                                              --------------
Net asset value & redemption price per share - Class A
  ($834,123,089/99,866,628)                                                   $         8.35(a)
                                                                              --------------
Maximum offering price per share - Class A ($8.35/0.9425)                     $         8.86(b)
                                                                              --------------
Net asset value & offering price per share - Class B
  ($551,453,061/66,155,101)                                                   $         8.34(a)
                                                                              --------------
Net asset value & offering price per share - Class C
  ($12,925,012/1,553,826)                                                     $         8.32(a)
                                                                              --------------
Net asset value, offering and redemption price per share -
  Class Z ($3,095/351)                                                        $         8.82
                                                                              --------------
COMPOSITION OF NET ASSETS
Capital paid in                                                                1,285,223,186
Undistributed net investment income                                                3,302,295
Accumulated net realized gain                                                     19,899,761
Net unrealized appreciation on:

  Investments                                                                     90,724,831
  Futures contracts                                                                 (665,223)
  Foreign currency transactions                                                       19,407
                                                                              --------------
                                                                              $1,398,504,257
                                                                              --------------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.


-----------------------
STATEMENT OF OPERATIONS
-----------------------

For the Six Months Ended April 30, 2001
(Unaudited)

INVESTMENT INCOME
Dividends                                                                    $   5,430,219
Interest                                                                        18,010,521
                                                                             -------------
    Total Investment Income (net of
    foreign taxes withheld of $180,516)                                         23,440,740

EXPENSES
Management fee                                             $  3,784,876
Service fee -- Class A                                          989,176
Service fee -- Class B                                          680,319
Service fee -- Class C                                           11,668
Distribution fee -- Class B                                   2,125,997
Distribution fee -- Class C                                      35,897
Transfer agent fee                                            1,535,800
Bookkeeping fee                                                 231,494
Trustees" fee                                                    32,000
Custodian fee                                                    16,000
Merger fee                                                      144,238
Other                                                           321,334          9,908,799
                                                           ------------      -------------
    Net Investment Income                                                       13,531,941
                                                                             -------------

NET REALIZED & UNREALIZED GAIN (LOSS)
  ON PORTFOLIO POSITIONS
Net realized gain (loss) on:
  Investments                                                25,610,800
  Futures contracts                                          (1,965,741)
  Foreign currency
    transactions                                               (229,558)
                                                           ------------
    Net Realized Gain                                                           23,415,501

Net change in unrealized appreciation/depreciation during
  the period on:
  Investments                                              (168,437,552)
  Futures contracts                                            (665,223)
  Foreign currency
    transactions                                                 67,729
                                                           ------------
Net change in unrealized appreciation/depreciation                            (169,035,046)
                                                                             -------------
    Net Loss                                                                  (145,619,545)
                                                                             -------------
Decrease in Net Assets from Operations                                       $(132,087,604)
                                                                             -------------

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                              (UNAUDITED)
                                               SIX MONTHS
                                                 ENDED           YEAR ENDED
                                               APRIL 30,        OCTOBER 31,
------------------------------------------------------------------------------
                                                  2001              2000
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income                       $   13,531,941    $  24,465,769
Net realized gain                               23,415,501      163,258,323
Net change in unrealized appreciation/
  depreciation                                (169,035,046)     (65,568,250)
                                            --------------   --------------
    Net Increase (Decrease) from Operations   (132,087,604)     122,155,842
                                            --------------   --------------
DISTRIBUTIONS:
From net investment income - Class A            (9,003,822)     (16,794,694)
From net realized gains - Class A              (85,109,989)    (101,838,089)
From net investment income - Class B            (4,121,936)      (7,336,186)
From net realized gains - Class B              (58,193,400)     (77,115,383)
From net investment income - Class C               (69,078)         (79,613)
From net realized gains - Class C                 (645,691)        (968,699)
From net investment income - Class Z                  (259)             (66)
From net realized gains - Class Z                   (4,032)            (329)
                                            --------------   --------------
    Total Distributions                       (157,148,207)    (204,133,059)
                                            --------------   --------------
FUND SHARE TRANSACTIONS:
Receipts for shares sold - Class A              64,874,572       59,243,013
Receipts from shares issued in connection
  with a tax-free transfer of assets from a
  merger -- Class A                             45,294,614               --
Value of distributions reinvested - Class A     84,635,961      107,225,092
Cost of shares repurchased -
  Class A                                      (66,300,127)    (182,197,059)
                                            --------------   --------------
                                               128,505,020      (15,728,954)
                                            --------------   --------------
Receipts for shares sold - Class B              29,699,857       64,731,517
Receipts from shares issued in connection
  with a tax-free transfer of assets from a
  merger -- Class B                             86,285,205               --
Value of distributions reinvested - Class B     58,808,504       80,010,875
Cost of shares repurchased -
  Class B                                     (109,409,705)    (210,987,235)
                                            --------------   --------------
                                                65,383,861      (66,244,843)
                                            --------------   --------------
Receipts for shares sold - Class C               1,793,102        1,767,788
Receipts from shares issued in connection
  with a tax-free transfer of assets from a
  merger -- Class C                              6,938,074               --
Value of distributions reinvested - Class C     $  652,347       $  992,963
Cost of shares repurchased -
  Class C                                       (1,255,074)      (4,861,746)
                                            --------------   --------------
                                                 8,128,449       (2,100,995)
                                            --------------   --------------
Receipts for shares sold - Class Z                      --               --
Value of distributions reinvested - Class Z            351              396
Cost of shares repurchased -
  Class Z                                               --               --
                                            --------------   --------------
                                                       351              396
                                            --------------   --------------
Net Increase (Decrease) from Fund Share
  Transactions                                 202,017,681      (84,074,396)
                                            --------------   --------------
    Total Decrease                             (87,218,130)    (166,051,613)
NET ASSETS
Beginning of period                         $1,485,722,387   $1,651,774,000
                                            --------------   --------------
End of period (including undistributed net
  investment income of $3,302,295 and
  $2,965,449, respectively)                 $1,398,504,257   $1,485,722,387
                                            --------------  ---------------
NUMBER OF FUND SHARES:
Sold - Class A                                   5,696,637        5,785,009
Issued in connection with a tax-free
  transfer of assets from a merger -- Class
  A                                              5,086,691               --
Issued for distributions reinvested - Class
  A                                             11,290,506       10,805,428
Repurchased - Class A                           (7,589,266)     (17,839,781)
                                            --------------  ---------------
                                                14,484,568       (1,249,344)
                                            --------------  ---------------
Sold - Class B                                   3,417,576        6,343,383
Issued in connection with a tax-free
  transfer of assets from a merger -- Class
  B                                              9,705,191               --
Issued for distributions reinvested - Class
  B                                              6,552,582         8,060,621
Repurchased - Class B                          (12,721,836)     (20,694,394)
                                            --------------  ---------------
                                                 6,953,513       (6,290,390)
                                            --------------  ---------------
Sold - Class C                                     207,913          172,641
Issued in connection with a tax-free
  transfer of assets from a merger -- Class
  C                                                781,666               --
Issued for distributions reinvested - Class
  C                                                 73,126          100,173
Repurchased - Class C                             (147,524)        (476,157)
                                            --------------  ---------------
                                                   915,181         (203,343)
                                            --------------  ---------------
Sold - Class Z                                          --               --
Issued for distributions reinvested - Class
  Z                                                     35               38
Repurchased - Class Z                                   --               --
                                            --------------  ---------------
                                                        35               38
                                            --------------  ---------------

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
April 30, 2001 (Unaudited)

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION

The Liberty Fund (the "Fund"), a series of Liberty Funds Trust III, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek primarily income and capital growth and secondarily, capital preservation. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares:
Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

On February 2, 2001, Liberty Strategic Balanced Fund Class A Shares, Class B Shares and Class C Shares merged into The Liberty Fund's Class A Shares, Class B Shares and Class C Shares, respectively. The transfer of assets was as follows:

                                     MUTUAL FUND
SHARES                                NET ASSETS              UNREALIZED
ISSUED                                 RECEIVED            APPRECIATION(1)
--------------------------------------------------------------------------------
15,573,548                           $138,517,893            $14,503,908

                                   NET ASSETS OF            NET ASSETS OF
       NET ASSETS OF        LIBERTY STRATEGIC BALANCED         THE FUND
      THE FUND PRIOR             FUND IMMEDIATELY         IMMEDIATELY AFTER
      TO COMBINATION           PRIOR TO COMBINATION          COMBINATION
--------------------------------------------------------------------------------
      $1,396,758,189               $138,517,893             $1,535,276,082

(1) Unrealized appreciation is included in the Mutual Fund Net Assets received amount shown above.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:
All income, expenses (other than the Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using average shares outstanding during the period. In addition, Class A, Class B and Class C net investment income per share data reflects the service fee per share applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:
Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

DISTRIBUTION TO SHAREHOLDERS:
Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS:
Net realized and unrealized gains (losses) on foreign currency transactions includes the gains (losses) arising from fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS:
The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains or losses which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER:
Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's average net assets as follows:

    Average Net Assets                                       Annual Fee Rate
    ------------------                                       ---------------
    First $1 billion                                               0.55%
    Over $1 billion                                                0.50%

Nordea Securities, Inc., which does business in the U.S. as Nordea Investment Management ("Nordea"), has been retained by the Advisor as sub-advisor to manage a portion of the Fund's foreign securities. The Advisor, out of the advisory fee it receives, pays Nordea a monthly sub-advisory fee equal to 0.40% annually of the average daily net asset value of that portion of the Fund's assets under management by Nordea.

BOOKKEEPING FEE:
The Advisor provides bookkeeping and pricing services for $27,000 annually plus a percentage of the Fund's average net assets as follows:

    Average Net Assets                                       Annual Fee Rate
    ------------------                                       ---------------
    First $50 million                                          No charge
    Next $950 million                                             0.035%
    Next $1 billion                                               0.025%
    Next $1 billion                                               0.015%
    Over $3 billion                                               0.001%

TRANSFER AGENT FEE:
Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Administrator, provides shareholder services for a monthly fee comprised of 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:
Liberty Funds Distributor, Inc. (the "Distributor"), a subsidiary of the Advisor, is the Fund's principal underwriter. For the six months ended April 30, 2001, the Fund has been advised that the Distributor retained net underwriting discounts of $300,304 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $2,130, $490,974 and $448 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan, which requires the payment of a monthly service fee to the Distributor. The fee is calculated by adding (1) 0.15% of the net assets attributable to outstanding Class A and Class B shares issued prior to April 1, 1989 and (2) 0.25% of the net assets attributable to outstanding Class A, Class B and Class C shares issued thereafter. This arrangement results in a rate of service fee payable by the Fund that is a blend between the 0.15% and 0.25% rates. For the six months ended April 30, 2001, the Fund's service fee was 0.24%.

The plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the Fund's average net assets attributable to Class B and Class C shares.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

During the six months ended April 30, 2001, purchases and sales of investments other than short-term obligations, were $1,865,996 and $529,013,041, of which $163,000,394 and $8,109,589, respectively, were U.S. government securities.

Unrealized appreciation (depreciation) at April 30, 2001, based on cost of investments for federal income tax purposes was:
    Gross unrealized appreciation                              $183,854,329
    Gross unrealized depreciation                               (93,794,721)
                                                               ------------
      Net unrealized appreciation                              $ 90,059,608
                                                               ------------

OTHER:
There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 4. LINE OF CREDIT

The Fund may borrow up to 33 1/3% of its net assets or up to $200,000,000 under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. Because several investment companies participate, there is no assurance that an individual Fund will have access to the entire $200,000,000 at any particular time. There were no borrowings under the line of credit for the six months ended April 30, 2001.

NOTE 5. OTHER RELATED PARTY TRANSACTIONS

For the six months ended April 30, 2001, the Fund used AlphaTrade, a wholly owned subsidiary of Colonial Management Associates, Inc., as a broker. Total commissions paid to AlphaTrade for the six months ended were $47,156.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                         (UNAUDITED)
                                                                SIX MONTHS ENDED APRIL 30, 2001
                                               ------------------------------------------------------------------
                                                CLASS A            CLASS B            CLASS C            CLASS Z
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD          $  10.24            $  10.22           $  10.21           $  10.75
                                               --------            --------           --------           --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)                          0.10                0.07               0.06               0.12
Net realized and unrealized loss                  (0.89)              (0.88)             (0.88)             (0.94)
                                               --------            --------           --------           --------
    Total from Investment Operations              (0.79)              (0.81)             (0.82)             (0.82)
                                               --------            --------           --------           --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                        (0.10)              (0.07)             (0.07)             (0.11)
From net realized gains                           (1.00)              (1.00)             (1.00)             (1.00)
                                               --------            --------           --------           --------
    Total Distributions Declared to
  Shareholders                                    (1.10)              (1.07)             (1.07)             (1.11)
                                               --------            --------           --------           --------
NET ASSET VALUE, END OF PERIOD                 $   8.35            $   8.34           $   8.32           $   8.82
                                               --------            --------           --------           --------
Total return (b)(c)                             (8.40)%             (8.66)%            (8.78)%            (8.26)%
                                               --------            --------           --------           --------
RATIOS TO AVERAGE NET ASSETS
Expenses (d)                                      1.10%               1.85%              1.85%              0.86%
Net investment income (d)                         2.24%               1.49%              1.49%              2.48%
Portfolio turnover (c)                              33%                 33%                33%                33%
Net assets at end of period (000)              $834,120            $551,452            $12,925            $     3

(a)Per share data was calculated using average shares outstanding during the period.
(b)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c)Not annualized.
(d)Annualized.

                                                                     YEAR ENDED OCTOBER 31, 2000
                                               -----------------------------------------------------------------
                                                CLASS A            CLASS B            CLASS C            CLASS Z
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $  10.81           $  10.79            $  10.78          $  11.28
                                               --------           --------            --------          --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                          0.19               0.12                0.12              0.22
Net realized and unrealized gain                   0.63               0.62                0.62              0.67
                                               --------           --------            --------          --------
    Total from Investment Operations               0.82               0.74                0.74              0.89
                                               --------           --------            --------          --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                        (0.19)             (0.11)              (0.11)            (0.22)
From net realized gains                           (1.20)             (1.20)              (1.20)            (1.20)
                                               --------           --------            --------          --------
    Total Distributions Declared to
Shareholders                                      (1.39)             (1.31)              (1.31)            (1.42)
                                               --------           --------            --------          --------
NET ASSET VALUE, END OF PERIOD                 $  10.24           $  10.22            $  10.21          $  10.75
                                               --------           --------            --------          --------
Total return (b)                                  8.16%              7.33%               7.34%             8.44%
                                               --------           --------            --------          --------
RATIOS TO AVERAGE NET ASSETS
Expenses (c)                                      1.06%              1.81%               1.81%             0.82%
Net investment income (c)                         1.88%              1.13%               1.13%             2.12%
Portfolio turnover                                  78%                78%                 78%               78%
Net assets at end of period (000)              $874,225           $604,975            $  6,519          $      3

(a)Per share data was calculated using average shares outstanding during the period.
(b)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c)The benefits derived from custody credits and directed brokerage arrangements had no impact.

                                                                   YEAR ENDED OCTOBER 31, 1999
                                               ------------------------------------------------------------------
                                                CLASS A            CLASS B            CLASS C            CLASS Z
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $  10.38            $  10.36           $  10.35           $  10.39
                                               --------            --------           --------           --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                          0.21                0.14               0.14               0.24
Net realized and unrealized gain                   0.89                0.88               0.88               1.34
                                               --------            --------           --------           --------
    Total from Investment Operations               1.10                1.02               1.02               1.58
                                               --------            --------           --------           --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                        (0.23)              (0.15)             (0.15)             (0.25)
From net realized gains                           (0.44)              (0.44)             (0.44)             (0.44)
                                               --------            --------           --------           --------
    Total Distributions Declared to
Shareholders                                      (0.67)              (0.59)             (0.59)             (0.69)
                                               --------            --------           --------           --------
NET ASSET VALUE, END OF PERIOD                 $  10.81            $  10.79           $  10.78           $  11.28
                                               --------            --------           --------           --------
Total return (b)                                 10.94%              10.11%             10.15%             15.92%
                                               --------            --------           --------           --------
RATIOS TO AVERAGE NET ASSETS
Expenses (c)                                      1.12%               1.88%              1.88%              0.88%
Net investment income (c)                         2.02%               1.26%              1.26%              2.26%
Portfolio turnover                                  74%                 74%                74%                74%
Net assets at end of period (000)              $936,331            $706,366           $  9,074           $      3

(a)Per share data was calculated using average shares outstanding during the period.
(b)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c)The benefits derived from custody credits and directed brokerage arrangements had no impact.

                                                                   YEAR ENDED OCTOBER 31, 1998
                                               -----------------------------------------------------------------
                                                CLASS A            CLASS B            CLASS C            CLASS Z
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $  11.16          $  11.14           $  11.15           $  11.17
                                                --------          --------           --------           --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                           0.24              0.16               0.15               0.26
Net realized and unrealized gain                    0.68              0.68               0.68               0.69
                                                --------          --------           --------           --------
    Total from Investment Operations                0.92              0.84               0.83               0.95
                                                --------          --------           --------           --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                         (0.25)            (0.17)             (0.18)             (0.28)
From net realized gains                            (1.45)            (1.45)             (1.45)             (1.45)
                                                --------          --------           --------           --------
    Total Distributions Declared to
Shareholders                                       (1.70)            (1.62)             (1.63)             (1.73)
                                                --------          --------           --------           --------
NET ASSET VALUE, END OF PERIOD                  $  10.38          $  10.36           $  10.35           $  10.39
                                                --------          --------           --------           --------
Total return (b)                                   9.08%             8.27%              8.21%              9.35%
                                                --------          --------           --------           --------
RATIOS TO AVERAGE NET ASSETS
Expenses (c)                                       1.12%             1.87%              1.87%              0.88%
Net investment income (c)                          2.22%             1.47%              1.47%              2.46%
Portfolio turnover                                   69%               69%                69%                69%
Net assets at end of period (000)               $936,639          $653,476           $  5,501           $ 22,235

(a)Per share data was calculated using average shares outstanding during the period.
(b)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c)The benefits derived from custody credits and directed brokerage arrangements had no impact.

                                                                  YEAR ENDED OCTOBER 31, 1997
                                             -------------------------------------------------------------------
                                               CLASS A             CLASS B           CLASS C (b)         CLASS Z
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $  9.49            $   9.48          $ 11.32            $  9.50
                                               --------            --------          -------            -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                          0.16                0.08             0.20               0.18
Net realized and unrealized gain (loss)            2.23                2.22            (0.35)(c)           2.23
                                               --------            --------          -------            -------
    Total from Investment Operations               2.39                2.30            (0.15)              2.41
                                               --------            --------          -------            -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                        (0.15)              (0.07)           (0.02)             (0.17)
From net realized gains                           (0.57)              (0.57)              --              (0.57)
                                               --------            --------          -------            -------
    Total Distributions Declared to
Shareholders                                      (0.72)              (0.64)           (0.02)             (0.74)
                                               --------            --------          -------            -------
NET ASSET VALUE, END OF PERIOD                 $  11.16            $  11.14          $ 11.15            $ 11.17
                                               --------            --------          -------            -------
Total return (d)                                 26.83%              25.81%          (1.30)%(e)          27.10%
                                               --------            --------          -------            -------
RATIOS TO AVERAGE NET ASSETS
Expenses (f)                                      1.14%               1.89%            1.86%(g)           0.90%
Net investment income (f)                         1.56%               0.81%            1.01%(g)           1.80%
Portfolio turnover                                  71%                 71%              71%                71%
Net assets at end of period (000)              $913,956            $577,539          $   676             16,158

(a)Per share data was calculated using average shares outstanding during the period.
(b)Class C shares were initially offered on August 1, 1997. Per share data reflects activity from that date.
(c)The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchase of Fund shares in relation to fluctuating market values of the investments of the Fund.
(d)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e)Not annualized.
(f)The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g)Annualized.

                                                                    YEAR ENDED OCTOBER 31, 1996
                                                         -----------------------------------------------
                                                          CLASS A            CLASS B            CLASS Z
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $   8.94            $  8.93            $  8.94
                                                         --------            -------            -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                                    0.17               0.10               0.19
Net realized and unrealized gain                             1.18               1.18               1.19
                                                         --------            -------            -------
    Total from Investment Operations                         1.35               1.28               1.38
                                                         --------            -------            -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                  (0.16)             (0.09)             (0.18)
From net realized gains                                     (0.64)             (0.64)             (0.64)
                                                         --------            -------            -------
    Total Distributions Declared to Shareholders            (0.80)             (0.73)             (0.82)
                                                         --------            -------            -------
NET ASSET VALUE, END OF PERIOD                           $   9.49            $  9.48            $  9.50
                                                         --------            -------            -------
Total return (b)                                           16.11%             15.27%             16.50%
                                                         --------            -------            -------
RATIOS TO AVERAGE NET ASSETS
Expenses (c)                                                1.15%              1.90%              0.91%
Net investment income (c)                                   1.82%              1.07%              2.06%
Portfolio turnover                                            38%                38%                38%
Net assets at end of period (000)                        $759,409            453,468            $13,555

(a)Per share data was calculated using average shares outstanding during the period.
(b)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c)The benefits derived from custody credits and directed brokerage arrangements had no impact.

-------------------------------------------------------------------------------
TRUSTEE & TRANSFER AGENT
-------------------------------------------------------------------------------

DOUGLAS A. HACKER
Executive Vice President and Chief Financial Officer of UAL, Inc. (formerly Senior Vice President and Chief Financial Officer of UAL, Inc.)

JANET LANGFORD KELLY
Executive Vice President-Corporate Development, General Counsel, and Secretary, Kellogg Company (formerly Senior Vice President, Secretary and General Counsel, Sara Lee Corporation)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Managing Partner, Park Avenue Equity Partners (formerly Founding Partner, Development Capital LLC; Dean and Professor, College of Business and Management, University of Maryland)

CHARLES R. NELSON
Van Voorhis Professor, Department of Economics, University of Washington; consultant on economic and statistical matters (formerly Department Chairman and Director of the Institute for Economic Research)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc.; Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Incorporated; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Mutual Funds, Stein Roe Mutual Funds and All-Star Funds, and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

THOMAS C. THEOBALD
Managing Director, William Blair Capital Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Growth Investor Fund is:

Liberty Funds Services, Inc.
PO Box 1722
Boston, MA  02105-1722
800-345-6611

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Growth Investor Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
THE LIBERTY FUND

-------------------------------------------------------------------------------

                               GIVE ME LIBERTY.SM

LIBERTY FUNDS BELIEVES IN FINANCIAL CHOICE

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kid's education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom - however you define it.

LIBERTY BELIEVES IN PROFESSIONAL ADVICE

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.

-------------------------------------------------------------------------------

THE LIBERTY FUND  SEMIANNUAL REPORT, APRIL 30, 2001

[Graphic
 Omitted]  L I B E R T Y
           -----------------
                   F U N D S


           Liberty Funds Distributor, Inc. (C)2001
           One Financial Center, Boston, MA 02111-2621, 800-426-3750 www.libertyfunds.com


                                                721-03/728F-0401 (06/01) 01/1-70